UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, W1S 4GA

Form 13F File Number: 28-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England             15 May 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     621,614
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 3/31/07

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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
AMERCO                        COM            023586100    9,469      135,290 SH          SOLE                     135,290
BIOMET INC                    COM            090613100    8,936      210,300 SH          SOLE                     210,300
BUSINESS OBJECTS S A          SPONSORED ADR  12328X107    3,619      100,000 SH          SOLE                     100,000
CVS CORP                      COM            126650100    9,126      267,300 SH          SOLE                     267,300
DOLLAR GEN CORP               COM            256669102    6,345      300,000 SH          SOLE                     300,000
FIRST DATA CORP               COM            319963104   27,976    1,040,000 SH          SOLE                   1,040,000
FIRST DATA CORP               COM            319963104   53,800    2,000,000     PUT     SOLE                   2,000,000
GRACE W R & CO DEL NEW        COM            38388F108   25,139      951,500 SH          SOLE                     951,500
GREAT ATLANTIC & PAC TEA INC  COM            390064103    3,816      115,000 SH          SOLE                     115,000
HARRAHS ENTMT INC             COM            413619107   24,438      289,380 SH          SOLE                     289,380
HYPERION SOLUTIONS CORP       COM            44914M104   19,125      369,000 SH          SOLE                     369,000
INFRASOURCE SVCS INC          COM            45684P102    9,800      321,000 SH          SOLE                     321,000
INVESTORS FINL SERVICES CORP  COM            461915100   44,363      762,900 SH          SOLE                     762,900
KINDER MORGAN INC KANS        COM            49455P101   42,175      396,200 SH          SOLE                     396,200
MARTIN MARIETTA MATLS INC     COM            573284106   27,310      202,000 SH          SOLE                     202,000
MARTIN MARIETTA MATLS INC     COM            573284106    8,112       60,000     PUT     SOLE                      60,000
MID-STATE BANCSHARES          COM            595440108    5,838      159,111 SH          SOLE                     159,111
MVC CAPITAL INC               COM            553829102    3,834      245,000 SH          SOLE                     245,000
NOBLE CORPORATION             SHS            G65422100    9,048      115,000 SH          SOLE                     115,000
NOVELIS INC                   COM            67000X106   17,569      398,300 SH          SOLE                     398,300
OCEANAUT INC                  UNIT 01/01/2011675227201    3,925      500,000 SH          SOLE                     500,000
PATHMARK STORES INC NEW       COM            70322A101    9,085      709,799 SH          SOLE                     709,799
PLAYBOY ENTERPRISES INC       CL B           728117300    3,941      382,964 SH          SOLE                     382,964
QUALCOMM INC                  COM            747525103    4,266      100,000 SH          SOLE                     100,000
QUALCOMM INC                  COM            747525103   29,862      700,000     PUT     SOLE                     700,000
RIVIERA HLDGS CORP            COM            769627100    1,252       44,800 SH          SOLE                      44,800
RTI INTL METALS INC           COM            74973W107    7,736       85,000     CALL    SOLE                      85,000
RYERSON INC                   COM            78375P107    8,629      217,783 SH          SOLE                     217,783
SANDERSON FARMS INC           COM            800013104    4,773      128,800 SH          SOLE                     128,800
SECURITY CAPITAL ASSURANCE    COM            G8018D107    8,483      300,500 SH          SOLE                     300,500
SKY FINL GROUP INC            COM            83080P103    4,862      181,000 SH          SOLE                     181,000
SPDR TR                       UNIT SER 1     78462F103   49,700      350,000     CALL    SOLE                     350,000
SPDR TR                       UNIT SER 1     78462F103   49,700      350,000     PUT     SOLE                     350,000
STAR MARITIME ACQUISITION CO  COM            85516E107   28,108    2,742,226 SH          SOLE                   2,742,226
TEMPLE INLAND INC             COM            879868107   13,442      225,000 SH          SOLE                     225,000
TEMPLE INLAND INC             COM            879868107   13,442      225,000     CALL    SOLE                     225,000
TYCO INTL LTD NEW             COM            902124106   20,571      652,000 SH          SOLE                     652,000

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